UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09235
                                                    ----------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Corporation Service Company
                                1013 Centre Road
                              WILMINGTON, DE 19805
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           ---------------------
                   Date of fiscal year end: DECEMBER 31, 2004
                                          --------------------------

                     Date of reporting period: JUNE 30, 2004
                                             ------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2004

 Shareholder Letter ......................................................   1

 Portfolio of Investments ................................................   2

 Statements of Assets and Liabilities ....................................  18

 Statements of Operations ................................................  20

 Statements of Changes in Net Assets .....................................  22

 Statements of Changes in Net Assets - Capital Stock Activity ............  24

 Financial Highlights ....................................................  26

 Notes to Financial Statements ...........................................  37

 Proxy Voting Policies and Procedures ....................................  40







                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about each portfolio and presents data and analysis that provide insight into each portfolio's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, you will obtain an understanding of how the market environment and economic developments affected the portfolios within the Fund.

It is important to keep in mind that the opinions expressed by Mr. Bowen are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004

Dear Shareholders:

The First Defined Portfolio Fund, LLC (the "Fund") is comprised of ten concentrated equity portfolios and one (Managed VIP) broadly diversified portfolio.

Despite the fact that the S&P 500 has been essentially unchanged in 2004, considerable progress has been made on the economic front. U.S. gross domestic product (GDP), which grew by 3.1% in 2003, has accelerated beyond that rate over the past two calendar quarters. GDP grew by 4.1% in the fourth quarter of 2003 and 3.9% in the first quarter of 2004, according to the Bureau of Economic Analysis. Chairman Alan Greenspan commented on July 20 that the Federal Reserve plans to continue on a path towards higher short-term interest rates in an effort to stave off inflationary pressures. Greenspan believes that the current expansion is "self-sustaining."

We believe that investors have reasons to be constructive on the market. A little past the halfway point of second-quarter earnings season, 69% of S&P 500 companies have exceeded analysts expectations, according to Thomson First Call. That number was 65% a year ago. Only 12% have disappointed, vs. 14% a year ago. Thomson is looking for 24% earnings growth for the second quarter. S&P 500 company profits have risen 20% for four consecutive quarters, yet price-to-earnings (P-E) ratios are declining. According to data from Thomson First Call, P-E ratios have declined a great deal over the past five years: 28.9
(1999),  23.9 (2000),  25.4 (2001),  18.4 (2002), 20.1 (2003) and 17.2 ESTIMATED
(2004). According to Ibbotson Associates, the average P-E ratio has been 14 since 1926.

Thanks to strong profit growth, many companies are cash rich. The 374 industrialized companies in the S&P 500 Index collectively held $555.6 billion of cash and short-term investments as of the end of the first quarter of 2004, according to BUSINESS WEEK. That total is up about $56 billion from the end of 2003, and up more than double the amount at the end of 1999. In addition to burgeoning cash positions, the wealth effect has returned.

With respect to the financial well-being of Americans and Corporate America, as of the first quarter of 2004, corporate wealth in the U.S. totaled $10.3 trillion, while the cumulative wealth of individuals was $45.2 trillion, according to BUSINESS WEEK. Both sectors have recouped the losses sustained after the stock bubble burst in early 2000. Even taking into account the recent correction in stocks, individual wealth on a cumulative basis is a record $44 trillion.

Each portfolio within this Fund has a unique investment objective and strategy. You should determine which portfolio(s) are consistent with your personal investment strategy, risk tolerance and financial situation. We thank you for your ongoing support.

/S/ JAMES A. BOWEN
James A. Bowen
President of the First Defined Portfolio Fund, LLC
August 13, 2004

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     ------------

 COMMON STOCKS - 99.5%

              TELECOMMUNICATION SERVICES - 13.5%
        722   ALLTEL Corp. ....................................  $     36,548
     61,798   AT&T Corp. ......................................       904,105
      4,375   BellSouth Corp. .................................       114,712
     10,210   BT Group PLC, Sponsored ADR .....................       373,686
      7,968   Foundry Networks, Inc.* .........................       112,110
     91,519   Nextel Communications, Inc., Class A* ...........     2,439,896
     47,500   SBC Communications, Inc. ........................     1,151,875
                                                                --------------
                                                                    5,132,932
                                                                --------------
              CAPITAL GOODS - 9.8%
      6,748   3M Company ......................................       607,388
      3,836   AAR Corp.* ......................................        43,539
      5,466   Actuant Corp., Class A* .........................       213,119
      5,238   Barnes Group, Inc. ..............................       151,797
      7,937   Centex Corp. ....................................       363,118
     15,086   D.R. Horton, Inc. ...............................       428,442
      4,773   Dionex Corp.* ...................................       263,326
      1,533   Engineered Support Systems, Inc. ................        89,696
      6,765   Griffon Corp.* ..................................       150,724
      2,880   Hovnanian Enterprises, Inc., Class A* ...........        99,965
      8,002   Lennar Corp., Class A ...........................       357,849
      2,030   M.D.C. Holdings, Inc. ...........................       129,128
      5,059   Moog Inc., Class A* .............................       187,740
      7,890   Pulte Homes, Inc. ...............................       410,517
      2,152   Standard Pacific Corp. ..........................       106,094
      1,586   The Ryland Group, Inc. ..........................       124,025
                                                                --------------
                                                                    3,726,467
                                                                --------------
              DIVERSIFIED FINANCIALS - 9.6%
     25,631   American Express Company ........................     1,316,921
      5,950   Federated Investors, Inc., Class B ..............       180,523
     13,803   Franklin Resources, Inc. ........................       691,254
     33,821   J.P. Morgan Chase & Company .....................     1,311,240
      6,626   Saxon Capital, Inc.* ............................       151,272
                                                                --------------
                                                                    3,651,210
                                                                --------------
              HEALTH CARE EQUIPMENT & SERVICES - 6.8%
      6,722   Advanced Medical Optics, Inc.* ..................       286,155
      5,263   PacifiCare Health Systems, Inc.* ................       203,468
        960   Patterson Dental Company* .......................        73,430
      5,821   PolyMedica Corp. ................................       180,684
     11,044   Province Healthcare Company* ....................       189,405
      2,470   St. Jude Medical, Inc.* .........................       186,855
      4,557   Sunrise Senior Living, Inc.* ....................       178,361
      8,510   UnitedHealth Group, Inc. ........................       529,747
      3,827   Ventana Medical Systems, Inc.* ..................       181,897
      7,636   Wright Medical Group, Inc.* .....................       271,842
      3,503   Zimmer Holdings, Inc.* ..........................       308,965
                                                                --------------
                                                                    2,590,809
                                                                --------------

Page 2                   See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     ------------


 COMMON STOCKS - (CONTINUED)

              COMMUNICATIONS EQUIPMENT - 6.7%
    108,704   Cisco Systems, Inc.* ............................  $  2,576,285
                                                                --------------

              ENERGY - 5.0%
      3,074   Apache Corp. ....................................       133,873
      3,793   Burlington Resources, Inc. ......................       137,231
      3,629   ENI SPA, Sponsored ADR ..........................       364,134
     15,728   Magnum Hunter Resources, Inc.* ..................       163,257
      3,643   Occidental Petroleum Corp. ......................       176,357
      4,284   Patina Oil & Gas Corp. ..........................       127,963
      6,583   Royal Dutch Petroleum Company ...................       340,143
      7,711   Shell Transport & Trading Company PLC,
                 Sponsored ADR ................................       344,682
      5,001   Tetra Technologies, Inc.* .......................       134,277
                                                                --------------
                                                                    1,921,917
                                                                --------------
              BANKS - 4.9%
     14,749   ABN AMRO Holding NV, Sponsored ADR ..............       325,215
      6,453   BankUnited Financial Corp., Class A* ............       166,487
      9,508   Barclays PLC, Sponsored ADR .....................       331,449
     17,324   Fortis, Sponsored ADR ...........................       383,605
      8,771   HBOS PLC, Sponsored ADR .........................       325,680
     10,645   Lloyds TSB Group PLC, Sponsored ADR .............       339,363
                                                                --------------
                                                                    1,871,799
                                                                --------------
              RETAIL - 4.8%
      5,405   Chico's FAS, Inc.* ..............................       244,090
      8,942   Foot Locker, Inc. ...............................       217,648
      4,401   GameStop Corp., Class A* ........................        66,983
      2,911   Hot Topic, Inc.* ................................        59,646
      2,425   Jos. A. Bank Clothiers, Inc.* ...................        76,121
      8,603   Nordstrom, Inc. .................................       366,574
      2,567   PETsMART, Inc. ..................................        83,299
      3,907   RadioShack Corp. ................................       111,857
      4,308   School Specialty, Inc.* .........................       156,424
     15,157   Staples, Inc. ...................................       444,252
                                                                --------------
                                                                    1,826,894
                                                                --------------
              AUTOMOBILES & COMPONENTS - 4.5%
     10,546   CSK Auto Corp.* .................................       180,759
      7,474   DaimlerChrysler AG ..............................       351,801
     23,118   General Motors Corp. ............................     1,077,068
      3,664   Thor Industries, Inc. ...........................       122,597
                                                                --------------
                                                                    1,732,225
                                                                --------------
              UTILITIES - 3.9%
     18,109   Endesa SA, Sponsored ADR ........................       342,804
     10,143   Enel SPA, Sponsored ADR .........................       408,459
      9,508   National Grid Transco PLC, Sponsored ADR ........       372,428
     17,146   Suez SA, ADR ....................................       361,266
                                                                --------------
                                                                    1,484,957
                                                                --------------


                    See Notes to Financial Statements.                    Page 3

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     ------------


 COMMON STOCKS - (CONTINUED)

              FOOD, BEVERAGE & TOBACCO - 3.9%
     12,461   British American Tobacco PLC, Sponsored ADR .....  $    389,157
        474   Brown-Forman Corp., Class B .....................        22,880
      8,740   Imperial Tobacco Group PLC, ADR .................       383,336
     12,660   PepsiCo, Inc. ...................................       682,121
                                                                --------------
                                                                    1,477,494
                                                                --------------
              SOFTWARE - 3.7%
      7,335   Adobe Systems, Inc. .............................       341,077
      2,871   Citrix Systems, Inc.* ...........................        58,454
     10,988   Electronic Arts, Inc.* ..........................       599,395
     18,906   Informatica Corp.* ..............................       144,253
      6,686   JDA Software Group, Inc.* .......................        88,055
      8,128   Progress Software Corp.* ........................       176,134
                                                                --------------
                                                                    1,407,368
                                                                --------------
              SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT - 3.5%
     48,272   Intel Corp. .....................................     1,332,307
                                                                --------------

              COMMERCIAL SERVICES - 3.4%
      1,528   Apollo Group, Inc., Class A* ....................       134,907
      7,948   Corrections Corporation of America* .............       313,866
      2,826   ITT Educational Services, Inc. ..................       107,445
      8,100   Moody's Corp. ...................................       523,746
      1,079   Pall Corp. ......................................        28,259
      6,896   Per-Se Technologies, Inc.* ......................       100,268
      1,001   University of Phoenix Online* ...................        87,678
                                                                --------------
                                                                    1,296,169
                                                                --------------
              CONSUMER DURABLES & APPAREL - 2.5%
     11,678   Coach, Inc.* ....................................       527,729
      3,877   NIKE, Inc., Class B .............................       293,682
      2,468   Urban Outfitters, Inc.* .........................       150,326
                                                                --------------
                                                                      971,737
                                                                --------------
              INTERNET  SOFTWARE & SERVICES - 2.0%
      3,592   eResearch Technology, Inc.* .....................       100,562
      9,479   Symantec Corp.* .................................       414,991
     14,577   United Online, Inc.* ............................       256,701
                                                                --------------
                                                                      772,254
                                                                --------------
              INSURANCE - 1.9%
     14,873   ING Groep NV, Sponsored ADR .....................       352,490
     20,384   Prudential PLC, Sponsored ADR ...................       355,293
                                                                --------------
                                                                      707,783
                                                                --------------
              MATERIALS - 1.6%
      3,393   Applied Films Corp.* ............................        98,465
        182   Eagle Materials, Inc. ...........................        12,925
        591   Eagle Materials Inc., Class B ...................        40,927
      7,409   Reliance Steel & Aluminum Company ...............       298,731
      7,306   Symyx Technologies, Inc.* .......................       176,221
                                                                --------------
                                                                      627,269
                                                                --------------

Page 4                   See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     ------------

 COMMON STOCKS - (CONTINUED)

              COMPUTERS & PERIPHERALS - 1.6%
     14,479   CIBER, Inc.* ....................................  $    119,017
      7,995   Cognizant Technology Solutions Corp.* ...........       203,153
      4,987   SanDisk Corp.* ..................................       108,168
      3,869   SRA International, Inc., Class A* ...............       163,736
                                                                --------------
                                                                      594,074
                                                                --------------

              ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
      2,549   American Power Conversion Corp.* ................        50,088
      3,360   Garmin Ltd. .....................................       124,455
      1,380   Gentex Corp. ....................................        54,758
      8,257   International Game Technology ...................       318,720
        773   Waters Corp.* ...................................        36,934
                                                                --------------
                                                                      584,955
                                                                --------------

              PHARMACEUTICALS & BIOTECHNOLOGY - 1.4%
      3,732   Able Laboratories, Inc.* ........................        76,730
      4,341   Bentley Pharmaceuticals, Inc.* ..................        59,645
      5,954   Integra LifeSciences Holdings* ..................       209,998
        881   Invitrogen Corp.* ...............................        63,423
      5,195   Noven Pharmaceuticals, Inc.* ....................       114,394
                                                                --------------
                                                                      524,190
                                                                --------------

              HOTELS, RESTAURANTS & LEISURE - 1.3%
      6,182   Ameristar Casinos, Inc. .........................       207,592
      4,834   IHOP Corp. ......................................       172,864
      6,794   Isle of Capri Casinos, Inc.* ....................       118,555
                                                                --------------
                                                                      499,011
                                                                --------------

              HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
      3,486   Avon Products, Inc. .............................       160,844
      7,575   Rayovac Corp.* ..................................       212,857
                                                                --------------
                                                                      373,701
                                                                --------------

              TRANSPORTATION - 0.7%
      4,772   Genesee & Wyoming Inc., Class A* ................       113,096
      8,470   Pacer International, Inc.* ......................       156,695
                                                                --------------
                                                                      269,791
                                                                --------------

              TOTAL COMMON STOCKS .............................    37,953,598
                                                                --------------
              (Cost $36,322,306)

              TOTAL INVESTMENTS - 99.5% .......................    37,953,598
              (Cost $36,322,306)

              NET OTHER ASSETS & LIABILITIES - 0.5% ...........       196,364
                                                                --------------
              NET ASSETS - 100.0% .............................  $ 38,149,962
                                                                ==============


--------------------------------------------------------------------------------
            * Non-income producing security.
          ADR American Depository Receipt

                    See Notes to Financial Statements.                    Page 5

THE DOW SM DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     ------------

 COMMON STOCKS - 98.8%

              DIVERSIFIED FINANCIALS - 21.7%
     13,136   American Express Company ........................  $    674,928
     17,329   J.P. Morgan Chase & Company .....................       671,845
                                                                --------------
                                                                    1,346,773
                                                                --------------

              TELECOMMUNICATION SERVICES - 17.0%
     31,664   AT&T Corp. ......................................       463,244
     24,339   SBC Communications, Inc. ........................       590,221
                                                                --------------
                                                                    1,053,465
                                                                --------------

              ELECTRONIC EQUIPMENT & INSTRUMENTS - 10.9%
     25,030   Eastman Kodak Company ...........................       675,309
                                                                --------------


              PHARMACEUTICALS & BIOTECHNOLOGY - 10.7%
     13,942   Merck & Company, Inc. ...........................       662,245
                                                                --------------


              RETAIL - 10.2%
     17,975   The Home Depot, Inc. ............................       632,720
                                                                --------------


              MATERIALS - 9.9%
     13,862   E. I. du Pont de Nemours and Company ............       615,750
                                                                --------------


              FOOD, BEVERAGE & TOBACCO - 9.5%
     11,743   Altria Group, Inc. ..............................       587,737
                                                                --------------


              AUTOMOBILES & COMPONENTS - 8.9%
     11,845   General Motors Corp. ............................       551,859
                                                                --------------


              TOTAL COMMON STOCKS .............................     6,125,858
                                                                --------------
              (Cost $6,220,571)

              TOTAL INVESTMENTS - 98.8% .......................     6,125,858
              (Cost $6,220,571)

              NET OTHER ASSETS & LIABILITIES - 1.2% ...........        76,380
                                                                --------------
              NET ASSETS - 100.0% .............................  $  6,202,238
                                                                ==============



Page 6                 See Notes to Financial Statements.

GLOBAL TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     ------------

 COMMON STOCKS - 80.5%

              UNITED KINGDOM - 29.3%
    130,684   BAE Systems PLC .................................  $    519,612
    137,831   EMI Group PLC ...................................       609,269
     82,210   GKN PLC .........................................       373,465
     70,852   Tate & Lyle PLC .................................       424,017
     92,755   The Peninsular and Oriental Steam
                 Navigation Company ...........................       370,064
                                                                --------------
                                                                    2,296,427
                                                                --------------

              HONG KONG - 26.1%
    174,019   Cheung Kong Infrastructure Holdings Ltd. ........       419,440
    157,000   Citic Pacific Ltd. ..............................       384,457
    291,000   Cosco Pacific Ltd. ..............................       404,798
    300,680   Hang Lung Properties Ltd. .......................       387,423
    298,000   MTR Corp. Ltd. ..................................       450,831
                                                                --------------
                                                                    2,046,949
                                                                --------------

              UNITED STATES - 25.1%
     20,242   AT&T Corp. ......................................       296,140
      9,967   Exxon Mobil Corp. ...............................       442,635
     13,196   General Electric Company ........................       427,550
     11,076   J.P. Morgan Chase & Company .....................       429,417
     15,557   SBC Communications, Inc. ........................       377,257
                                                                --------------
                                                                    1,972,999
                                                                --------------

              TOTAL COMMON STOCKS .............................     6,316,375
                                                                --------------
              (Cost $5,839,250)

              TOTAL INVESTMENTS - 80.5% .......................     6,316,375
              (Cost $5,839,250)

              NET OTHER ASSETS & LIABILITIES - 19.5% ..........     1,533,467
                                                                --------------
              NET ASSETS - 100.0% .............................  $  7,849,842
                                                                ==============

--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

              Capital Goods ...................................        22.3%
              Transportation ..................................        15.6
              Telecommunication Services ......................         8.6
              Media ...........................................         7.8
              Energy ..........................................         5.6
              Diversified Financials ..........................         5.5
              Food, Beverage & Tobacco ........................         5.4
              Real Estate .....................................         4.9
              Automobiles & Components ........................         4.8
              Net Other Assets and Liabilities ................        19.5
                                                                --------------
                                                                      100.0%
                                                                ==============

                    See Notes to Financial Statements.                    Page 7

S&P TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     ------------

 COMMON STOCKS - 99.7%

              COMMUNICATIONS EQUIPMENT - 15.9%
     61,465   Cisco Systems, Inc.* ............................  $  1,456,720
                                                                --------------

              HEALTH CARE EQUIPMENT & SERVICES - 15.4%
      3,414   St. Jude Medical, Inc.* .........................       258,269
     11,736   UnitedHealth Group, Inc. ........................       730,566
      4,839   Zimmer Holdings, Inc.* ..........................       426,800
                                                                --------------
                                                                    1,415,635
                                                                --------------

              DIVERSIFIED FINANCIALS - 13.1%
      8,211   Federated Investors, Inc., Class B ..............       249,122
     19,038   Franklin Resources, Inc. ........................       953,423
                                                                --------------
                                                                    1,202,545
                                                                --------------

              FOOD, BEVERAGE & TOBACCO - 10.6%
        660   Brown-Forman Corp., Class B .....................        31,858
     17,467   PepsiCo, Inc. ...................................       941,122
                                                                --------------
                                                                      972,980
                                                                --------------

              COMMERCIAL SERVICES - 9.9%
      2,109   Apollo Group, Inc., Class A* ....................       186,204
     11,175   Moody's Corp. ...................................       722,575
                                                                --------------
                                                                      908,779
                                                                --------------

              CAPITAL GOODS - 9.5%
      9,306   3M Company ......................................       837,633
      1,494   Pall Corp. ......................................        39,128
                                                                --------------
                                                                      876,761
                                                                --------------

              ENERGY - 6.7%
      4,237   Apache Corp. ....................................       184,521
      5,241   Burlington Resources, Inc. ......................       189,620
      5,013   Occidental Petroleum Corp. ......................       242,679
                                                                --------------
                                                                      616,820
                                                                --------------

              HOTELS, RESTAURANTS & LEISURE - 4.8%
     11,386   International Game Technology ...................       439,500
                                                                --------------

              CONSUMER DURABLES & APPAREL - 4.4%
      5,341   NIKE, Inc., Class B .............................       404,581
                                                                --------------

              TELECOMMUNICATION SERVICES - 3.3%
        986   ALLTEL Corp. ....................................        49,912
      6,033   BellSouth Corp. .................................       158,185
      3,502   Nextel Communications, Inc., Class A* ...........        93,363
                                                                --------------
                                                                      301,460
                                                                --------------

              HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
      4,828   Avon Products, Inc. .............................       222,764
                                                                --------------

              RETAIL - 1.7%
      5,377   RadioShack Corp. ................................       153,943
                                                                --------------



Page 8                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     ------------

 COMMON STOCKS - (CONTINUED)

              SOFTWARE - 1.5%
      2,584   Electronic Arts, Inc.* ..........................  $    140,957
      3,764   Seagate Technology, Inc. (Escrow Shares)* .......             0
                                                                --------------
                                                                      140,957
                                                                --------------

              ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
      1,061   Waters Corp.* ...................................        50,695
                                                                --------------

              TOTAL COMMON STOCKS .............................     9,164,140
                                                                --------------
              (Cost $8,546,395)

              TOTAL INVESTMENTS - 99.7% .......................     9,164,140
              (Cost $8,546,395)

              NET OTHER ASSETS & LIABILITIES - 0.3% ...........        24,471
                                                                --------------
              NET ASSETS - 100.0% .............................  $  9,188,611
                                                                ==============

--------------------------------------------------------------------------------
            * Non-income producing security.

                    See Notes to Financial Statements.                    Page 9

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     ------------

 COMMON STOCKS - 99.1%

              COMMUNICATIONS EQUIPMENT - 24.9%
     59,143   Cisco Systems, Inc.* ............................  $  1,401,689
                                                                --------------

              SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT - 21.8%
     44,521   Intel Corp. .....................................     1,228,780
                                                                --------------

              SOFTWARE - 14.7%
      6,772   Adobe Systems, Inc. .............................       314,898
      2,651   Citrix Systems, Inc.* ...........................        53,974
      8,407   Electronic Arts, Inc.* ..........................       458,602
                                                                --------------
                                                                      827,474
                                                                --------------
              TELECOMMUNICATION SERVICES - 14.5%
     30,681   Nextel Communications, Inc., Class A* ...........       817,955
                                                                --------------

              RETAIL - 8.6%
      2,370   PETsMART, Inc. ..................................        76,907
     13,972   Staples, Inc. ...................................       409,519
                                                                --------------
                                                                      486,426
                                                                --------------

              INTERNET SOFTWARE & SERVICES - 6.8%
      8,741   Symantec Corp.* .................................       382,681
                                                                --------------

              ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
      3,108   Garmin Ltd. .....................................       115,120
                                                                --------------

              COMPUTERS & PERIPHERALS - 1.8%
      4,595   SanDisk Corp.* ..................................        99,666
                                                                --------------

              HEALTH CARE EQUIPMENT & SERVICES - 1.2%
        888   Patterson Dental Company* .......................        67,923
                                                                --------------

              PHARMACEUTICALS & BIOTECHNOLOGY - 1.0%
        809   Invitrogen Corp.* ...............................        58,240
                                                                --------------

              AUTOMOBILES AND COMPONENTS - 0.9%
      1,276   Gentex Corp. ....................................        50,632
                                                                --------------

              CAPITAL GOODS - 0.8%
      2,354   American Power Conversion Corp.* ................        46,256
                                                                --------------

              TOTAL COMMON STOCKS .............................     5,582,842
                                                                --------------
              (Cost $5,525,717)

              TOTAL INVESTMENTS - 99.1% .......................     5,582,842
              (Cost $5,525,717)

              NET OTHER ASSETS & LIABILITIES - 0.9% ...........        48,889
                                                                --------------
              NET ASSETS - 100.0% .............................  $  5,631,731
                                                                ==============


--------------------------------------------------------------------------------

            * Non-income producing security.

Page 10               See Notes to Financial Statements.

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     ------------

 COMMON STOCKS - 100.6%

              MATERIALS - 20.2%
      9,806   Illinois Tool Works, Inc. .......................  $    940,297
     12,218   Phelps Dodge Corp. ..............................       947,017
                                                                --------------
                                                                    1,887,314
                                                                --------------

              COMMUNICATIONS EQUIPMENT - 10.3%
     31,203   EchoStar Communications Corp., Class A* .........       959,492
                                                                --------------


              DIVERSIFIED FINANCIALS - 10.1%
     36,697   MBNA Corp. ......................................       946,416
                                                                --------------


              HEALTH CARE EQUIPMENT & SERVICES - 10.1%
     15,163   UnitedHealth Group, Inc. ........................       943,897
                                                                --------------


              RETAIL - 10.1%
     22,393   CVS Corp. .......................................       940,954
                                                                --------------


              COMMERCIAL SERVICES - 10.0%
     38,347   Cendant Corp. ...................................       938,734
                                                                --------------


              CAPITAL GOODS - 10.0%
     28,314   Tyco International Ltd. .........................       938,326
                                                                --------------


              PHARMACEUTICALS & BIOTECHNOLOGY - 9.9%
     13,803   Teva Pharmaceutical Industries Ltd.,
                 Sponsored ADR ................................       928,804
                                                                --------------

              INSURANCE - 9.9%
     10,853   The Progressive Corp. ...........................       925,761
                                                                --------------

              TOTAL COMMON STOCKS .............................     9,409,698
                                                                --------------
              (Cost $9,272,193)

              TOTAL INVESTMENTS - 100.6% ......................     9,409,698
              (Cost $9,272,193)

              NET OTHER ASSETS & LIABILITIES - (0.6)% .........       (57,832)
                                                                --------------
              NET ASSETS - 100.0% .............................  $  9,351,866
                                                                ==============



--------------------------------------------------------------------------------
            * Non-income producing security.
          ADR American Depository Receipt

                    See Notes to Financial Statements.                   Page 11

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     ------------

 COMMON STOCKS - 99.0%

              CAPITAL GOODS - 24.2%
      7,585   Centex Corp. ....................................  $    347,014
     14,420   D.R. Horton, Inc. ...............................       409,528
      2,746   Hovnanian Enterprises, Inc., Class A* ...........        95,314
      7,634   Lennar Corp., Class A ...........................       341,392
      1,940   M.D.C. Holdings, Inc. ...........................       123,403
      7,531   Pulte Homes, Inc. ...............................       391,838
      2,056   Standard Pacific Corp. ..........................       101,361
      1,510   The Ryland Group, Inc. ..........................       118,082
      6,211   Thor Industries, Inc. ...........................       207,820
                                                                --------------
                                                                    2,135,752
                                                                --------------

              TELECOMMUNICATION SERVICES - 23.0%
     76,083   Nextel Communications, Inc., Class A* ...........     2,028,373
                                                                --------------

              RETAIL - 20.1%
      9,257   Chico's FAS, Inc.* ..............................       418,046
     15,310   Foot Locker, Inc. ...............................       372,646
      4,994   Hot Topic, Inc.* ................................       102,327
     14,731   Nordstrom, Inc. .................................       627,688
      4,219   Urban Outfitters, Inc.* .........................       256,979
                                                                --------------
                                                                    1,777,686
                                                                --------------

              CONSUMER DURABLES & APPAREL - 10.2%
     19,989   Coach, Inc.* ....................................       903,303
                                                                --------------


              HEALTH CARE EQUIPMENT & SERVICES - 4.0%
      9,015   PacifiCare Health Systems, Inc.* ................       348,520
                                                                --------------


              COMPUTERS AND PERIPHERALS - 3.9%
     13,711   Cognizant Technology Solutions Corp.* ...........       348,396
                                                                --------------


              COMMERCIAL SERVICES - 3.8%
      4,829   ITT Educational Services, Inc. ..................       183,599
      1,714   University of Phoenix Online* ...................       150,129
                                                                --------------
                                                                      333,728
                                                                --------------

              CAPITAL GOODS - 2.6%
      6,567   AAR Corp.* ......................................        74,535
      2,629   Engineered Support Systems, Inc. ................       153,823
                                                                --------------
                                                                      228,358
                                                                --------------

              ENERGY - 2.5%
      7,317   Patina Oil & Gas Corp. ..........................       218,559
                                                                --------------


              COMMUNICATIONS EQUIPMENT - 2.2%
     13,633   Foundry Networks, Inc.* .........................       191,816
                                                                --------------


              INTERNET SOFTWARE & SERVICES - 1.9%
      6,143   eResearch Technology, Inc.* .....................       171,990
                                                                --------------


Page 12               See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     ------------

 COMMON STOCKS - (CONTINUED)

              MATERIALS - 0.6%
        164   Eagle Materials, Inc. ...........................  $     11,648
        553   Eagle Materials Inc., Class B ...................        38,295
                                                                --------------
                                                                       49,943
                                                                --------------

              TOTAL COMMON STOCKS .............................     8,736,424
                                                                --------------
              (Cost $8,102,093)

              TOTAL INVESTMENTS - 99.0% .......................     8,736,424
              (Cost $8,102,093)

              NET OTHER ASSETS & LIABILITIES - 1.0% ...........        87,138
                                                                --------------
              NET ASSETS - 100.0% .............................  $  8,823,562
                                                                ==============

--------------------------------------------------------------------------------
            * Non-income producing security.

                    See Notes to Financial Statements.                   Page 13

FIRST TRUST ENERGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     ------------

 COMMON STOCKS - 98.6%

              ENERGY - 98.6%
      3,014   Apache Corp. ....................................  $    131,260
      2,777   BJ Services Company* ............................       127,298
      4,443   Canadian Natural Resources Ltd. .................       132,846
      1,439   ChevronTexaco Corp. .............................       135,424
      1,882   ConocoPhillips ..................................       143,578
      2,176   Devon Energy Corp. ..............................       143,616
      1,304   ENI SPA, Sponsored ADR ..........................       130,843
      2,432   Evergreen Resources, Inc.* ......................        98,253
      2,794   Exxon Mobil Corp. ...............................       124,082
      3,773   Marathon Oil Corp. ..............................       142,770
      5,304   Maverick Tube Corp.* ............................       139,283
      3,329   Noble Corp.* ....................................       126,136
      4,882   Patina Oil & Gas Corp. ..........................       145,825
      3,601   Patterson-UTI Energy, Inc. ......................       120,309
      2,865   Petro-Canada ....................................       123,768
      2,634   PetroChina Company Ltd., ADR ....................       121,954
      2,593   Precision Drilling Corp.* .......................       124,490
      2,646   Royal Dutch Petroleum Company ...................       136,719
      3,900   Suncor Energy, Inc. .............................        99,879
      2,848   The Houston Exploration Company* ................       147,640
      1,315   Total SA, Sponsored ADR .........................       126,345
      2,284   Valero Energy Corp. .............................       168,468
      6,264   Varco International, Inc.* ......................       137,119
      3,113   Weatherford International Ltd.* .................       140,023
      5,376   XTO Energy, Inc. ................................       160,151
                                                                --------------
                                                                    3,328,079
                                                                --------------

              TOTAL COMMON STOCKS .............................     3,328,079
                                                                --------------
              (Cost $2,479,112)

              TOTAL INVESTMENTS - 98.6% .......................     3,328,079
              (Cost $2,479,112)

              NET OTHER ASSETS & LIABILITIES - 1.4% ...........        45,851
                                                                --------------
              NET ASSETS - 100.0% .............................  $  3,373,930
                                                                ==============


--------------------------------------------------------------------------------
            * Non-income producing security.
          ADR American Depository Receipt

Page 14                 See Notes to Financial Statements.

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     ------------

 COMMON STOCKS - 99.3%

              DIVERSIFIED FINANCIALS - 33.0%
      1,854   Bear Stearns Companies, Inc. ....................  $    156,311
      2,005   Capital One Financial Corp. .....................       137,102
      3,143   Citigroup, Inc. .................................       146,149
      2,511   Countrywide Financial Corp. .....................       176,398
      2,001   Fannie Mae ......................................       142,791
      1,994   Lehman Brothers Holdings, Inc. ..................       150,048
      2,611   MBIA, Inc. ......................................       149,140
      5,991   MBNA Corp. ......................................       154,508
      2,475   Merrill Lynch & Company, Inc. ...................       133,601
      2,758   Morgan Stanley ..................................       145,540
                                                                --------------
                                                                    1,491,588
                                                                --------------

              BANKS - 32.6%
      1,947   Bank of America Corp. ...........................       164,755
      3,025   Charter One Financial, Inc. .....................       133,675
      3,429   Compass Bancshares, Inc. ........................       147,447
      3,142   First Horizon National Corp. ....................       142,867
      3,451   North Fork Bancorporation, Inc. .................       131,310
      3,397   Popular, Inc. ...................................       145,290
      3,389   SouthTrust Corp. ................................       131,527
      2,931   TCF Financial Corp. .............................       170,144
      5,610   U.S. Bancorp ....................................       154,612
      2,647   Wells Fargo & Company ...........................       151,488
                                                                --------------
                                                                    1,473,115
                                                                --------------

              INSURANCE - 27.2%
      4,056   AFLAC, Inc. .....................................       165,526
      2,048   Ambac Financial Group, Inc. .....................       150,405
      2,315   American International Group, Inc. ..............       165,013
      1,821   Everest Re Group, Ltd. ..........................       146,336
      3,824   Manulife Financial Corp. ........................       154,872
      4,092   MetLife, Inc. ...................................       146,698
      5,943   Old Republic International Corp. ................       140,968
      3,506   The Allstate Corp. ..............................       163,204
                                                                --------------
                                                                    1,233,022
                                                                --------------

              SAVINGS & LOAN - 6.5%
      1,469   Golden West Financial Corp. .....................       156,228
      3,595   Washington Mutual, Inc. .........................       138,911
                                                                --------------
                                                                      295,139
                                                                --------------

              TOTAL COMMON STOCKS .............................     4,492,864
                                                                --------------
              (Cost $3,740,097)

              TOTAL INVESTMENTS - 99.3% .......................     4,492,864
              (Cost $3,740,097)

              NET OTHER ASSETS & LIABILITIES - 0.7% ...........        32,844
                                                                --------------
              NET ASSETS - 100.0% .............................  $  4,525,708
                                                                ==============



                    See Notes to Financial Statements.                   Page 15

FIRST TRUST PHARMACEUTICAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     ------------

 COMMON STOCKS - 99.0%

              PHARMACEUTICALS - 83.3%
      4,625   Abbott Laboratories .............................  $    188,515
      4,055   AstraZeneca PLC, Sponsored ADR ..................       185,070
      2,449   Aventis SA, Sponsored ADR .......................       186,295
      3,892   Barr Pharmaceuticals, Inc.* .....................       131,160
      7,300   Bristol-Myers Squibb Company ....................       178,850
      2,681   Forest Laboratories, Inc.* ......................       151,825
      4,756   GlaxoSmithKline PLC, Sponsored ADR ..............       197,184
      7,629   K-V Pharmaceutical Company, Class A* ............       176,154
      2,792   Lilly (Eli) & Company ...........................       195,189
      4,307   Merck & Company, Inc. ...........................       204,582
      8,042   Mylan Laboratories, Inc. ........................       162,850
      4,348   Novartis AG, ADR ................................       193,486
      4,440   Novo Nordisk A/S, Sponsored ADR .................       230,614
      5,684   Pfizer, Inc. ....................................       194,848
      6,295   Sanofi-Synthelabo SA, Sponsored ADR .............       201,377
      3,162   Teva Pharmaceutical Industries Ltd.,
                 Sponsored ADR ................................       212,771
      4,505   Wyeth ...........................................       162,901
                                                                --------------
                                                                    3,153,671
                                                                --------------

              BIOTECHNOLOGY - 10.1%
      3,109   Amgen, Inc.* ....................................       169,658
      3,390   Biogen Idec, Inc.* ..............................       214,418
                                                                --------------
                                                                      384,076
                                                                --------------

              HEALTH CARE PRODUCTS - 5.6%
      3,778   Johnson & Johnson ...............................       210,434
                                                                --------------


              TOTAL COMMON STOCKS .............................     3,748,181
                                                                --------------
              (Cost $3,580,978)

              TOTAL INVESTMENTS - 99.0% .......................     3,748,181
              (Cost $3,580,978)

              NET OTHER ASSETS & LIABILITIES - 1.0% ...........        39,439
                                                                --------------
              NET ASSETS - 100.0% .............................  $  3,787,620
                                                                ==============

--------------------------------------------------------------------------------
            * Non-income producing security.
          ADR American Depository Receipt

Page 16              See Notes to Financial Statements.

FIRST TRUST TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
-------------                                                     ------------

 COMMON STOCKS - 96.9%

              COMPUTERS & PERIPHERALS - 26.2%
      1,346   Affiliated Computer Services, Inc.* .............  $     71,257
      1,928   Dell, Inc.* .....................................        69,061
      2,861   Hewlett-Packard Company .........................        60,367
        792   Lexmark International, Inc.* ....................        76,452
      1,962   SanDisk Corp.* ..................................        42,556
      3,515   Seagate Technology LLC* .........................        50,721
      2,380   SunGard Data Systems, Inc.* .....................        61,880
      2,086   VERITAS Software Corp.* .........................        57,782
                                                                --------------
                                                                      490,076
                                                                --------------

              SOFTWARE - 20.3%
      1,942   Adobe Systems, Inc. .............................        90,303
      1,444   Electronic Arts, Inc.* ..........................        78,770
      2,512   Microsoft Corp. .................................        71,743
      5,171   Oracle Corp.* ...................................        61,690
      1,852   SAP AG, Sponsored ADR ...........................        77,432
                                                                --------------
                                                                      379,938
                                                                --------------

              SEMICONDUCTORS & SEMICONDUCTOR
                   EQUIPMENT - 20.3%
      3,584   Applied Materials, Inc.* ........................        70,318
      2,015   Broadcom Corp., Class A* ........................        94,242
      2,646   Intel Corp. .....................................        73,030
      1,701   Maxim Integrated Products, Inc. .................        89,166
      1,669   Novellus Systems, Inc.* .........................        52,473
                                                                --------------
                                                                      379,229
                                                                --------------

              TELECOMMUNICATION SERVICES - 17.0%
      3,000   Juniper Networks, Inc.* .........................        73,710
      3,993   Nokia Corp., Sponsored ADR ......................        58,058
      1,436   QUALCOMM, Inc. ..................................       104,800
      2,669   UTStarcom, Inc.* ................................        80,737
                                                                --------------
                                                                      317,305
                                                                --------------

              INTERNET SOFTWARE & SERVICES - 8.9%
      3,324   Check Point Software Technologies Ltd.* .........        89,715
      1,726   Symantec Corp.* .................................        75,564
                                                                --------------
                                                                      165,279
                                                                --------------

              COMMUNICATIONS EQUIPMENT - 4.2%
      3,298   Cisco Systems, Inc.* ............................        78,163
                                                                --------------

              TOTAL COMMON STOCKS .............................     1,809,990
                                                                --------------
              (Cost $1,574,917)

              TOTAL INVESTMENTS - 96.9% .......................     1,809,990
              (Cost $1,574,917)

              NET OTHER ASSETS & LIABILITIES - 3.1% ...........        58,560
                                                                --------------

              NET ASSETS - 100.0% .............................  $  1,868,550
                                                                ==============

--------------------------------------------------------------------------------
            * Non-income producing security.
          ADR American Depository Receipt

                    See Notes to Financial Statements.                   Page 17

STATEMENTS OF ASSETS AND LIABILITIES
FIRST DEFINED PORTFOLIO FUND, LLC
JUNE 30, 2004 (UNAUDITED)

                                                                             TARGET       THE DOW(SM)      GLOBAL          S&P
                                                                           MANAGED VIP     DART 10        TARGET 15     TARGET 24
                                                                            PORTFOLIO     PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                          -------------  -------------   ------------  -------------
ASSETS
Investments, at market value
   (See portfolios of investments)(a): .................................. $ 37,953,598   $  6,125,858    $ 6,316,375   $ 9,164,140
Cash ....................................................................    2,766,081             --        305,669       437,988
Dividends receivable ....................................................       63,454         24,538         12,565         4,021
Interest receivable .....................................................          369            122            144           142
Receivable for investment securities sold ...............................           --        344,400             --            --
Receivable for membership interest sold .................................      169,106             --      1,290,219            --
Receivable from advisor .................................................       14,025          7,093          7,760         7,831
                                                                          -------------  -------------   ------------  -------------
     Total Assets .......................................................   40,966,633      6,502,011      7,932,732     9,614,122
                                                                          -------------  -------------   ------------  -------------
LIABILITIES:
Payable for membership interest redeemed ................................           --          3,024             --         6,891
Payable for investment securities purchased .............................    2,752,864         99,896         61,047       389,966
Investment advisory fee payable .........................................       15,905          2,863          2,863         4,033
Payable to administrator ................................................        3,126            603            614           832
Distribution fees payable ...............................................        6,128          1,122          1,122         1,581
Trustees' fee payable ...................................................        2,434          5,806          3,413         3,750
Accrued audit fees ......................................................        4,204          4,204          4,204         4,204
Membership interest servicing fee payable ...............................       18,640          1,788          2,388         3,234
Printing fees payable ...................................................        1,361          1,528          1,528         1,528
Custodian fee payable ...................................................       (2,948)         1,789          1,352         2,339
Due to custodian ........................................................           --        171,080             --            --
Accrued expenses and other payables .....................................       14,957          6,070          4,359         7,153
                                                                          -------------  -------------   ------------  -------------
     Total Liabilities ..................................................    2,816,671        299,773         82,890       425,511
                                                                          -------------  -------------   ------------  -------------
NET ASSETS .............................................................. $ 38,149,962   $  6,202,238    $ 7,849,842   $ 9,188,611
                                                                          =============  =============   ============  ============
(a) Investments, at cost ................................................ $ 36,322,306   $  6,220,571    $ 5,839,250   $ 8,546,395
                                                                          =============  =============   ============  ============
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net investment loss) ... $    129,276   $    245,826    $   286,321   $    (8,366)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions ........................................    2,586,494       (813,811)        41,196      (871,315)
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions ........................................    1,631,292        (94,713)       477,122       617,745
Paid-in capital .........................................................   33,802,900      6,864,936      7,045,203     9,450,547
                                                                          -------------  -------------   ------------  -------------
Total Net Assets ........................................................ $ 38,149,962   $  6,202,238    $ 7,849,842   $ 9,188,611
                                                                          =============  =============   ============  ============
NET ASSET VALUE, offering price and redemption
   price of Membership Interest outstanding ............................. $       8.83   $       8.07    $     11.68   $      8.08
                                                                          =============  =============   ============  ============
Number of Membership Interests outstanding ..............................    4,318,349        768,543        672,072     1,136,591
                                                                          =============  =============   ============  ============



                                                                                         FIRST TRUST
                                                                            NASDAQ(R)    10 UNCOMMON    VALUE LINE(R)   FIRST TRUST
                                                                           TARGET 15       VALUES        TARGET 25        ENERGY
                                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                          ------------   ------------    ------------   ------------
ASSETS
Investments, at market value
   (See portfolios of investments)(a): .................................. $ 5,582,842    $ 9,409,698     $ 8,736,424    $ 3,328,079
Cash ....................................................................      49,229         90,551         562,865          2,197
Dividends receivable ....................................................          85          7,830           1,009          5,626
Interest receivable .....................................................          37             12             103             16
Receivable for investment securities sold ...............................     144,716             --              --         49,972
Receivable for membership interest sold .................................          --             --          47,230             --
Receivable from advisor .................................................       7,062         11,554           8,353          5,122
                                                                          ------------   ------------    ------------   ------------
     Total Assets .......................................................   5,783,971      9,519,645       9,355,984      3,391,012
                                                                          ------------   ------------    ------------   ------------
LIABILITIES:
Payable for membership interest redeemed ................................       1,582         14,743              --            653
Payable for investment securities purchased .............................     125,089         75,006         500,012             --
Investment advisory fee payable .........................................       2,744          4,558           3,786          1,640
Payable to administrator ................................................         592            950             777            374
Distribution fees payable ...............................................       1,074          1,818           1,479             --
Trustees' fee payable ...................................................       6,479         45,132           6,748          1,925
Accrued audit fees ......................................................       4,204          4,204           4,204          4,204
Membership interest servicing fee payable ...............................       1,444          8,786           4,538          1,666
Printing fees payable ...................................................       1,528          1,528           1,528          1,528
Custodian fee payable ...................................................       2,756            720           2,434          1,507
Due to custodian ........................................................          --             --              --             --
Accrued expenses and other payables .....................................       4,748         10,334           6,916          3,585
                                                                          ------------   ------------    ------------   ------------
     Total Liabilities ..................................................     152,240        167,779         532,422         17,082
                                                                          ------------   ------------    ------------   ------------
NET ASSETS .............................................................. $ 5,631,731    $ 9,351,866     $ 8,823,562    $ 3,373,930
                                                                          ============   ============    ============   ============
(a) Investments, at cost ................................................ $ 5,525,717    $ 9,272,193     $ 8,102,093    $ 2,479,112
                                                                          ============   ============    ============   ============
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net investment loss) ... $  (231,044)   $  (375,186)    $  (100,215)   $    (7,136)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions ........................................  (2,289,573)   (16,738,797)       (437,616)      (120,707)
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions ........................................      57,125        137,505         634,331        848,967
Paid-in capital .........................................................   8,095,223     26,328,344       8,727,062      2,652,806
                                                                          ------------   ------------    ------------   ------------
Total Net Assets ........................................................ $ 5,631,731    $ 9,351,866     $ 8,823,562    $ 3,373,930
                                                                          ============   ============    ============   ============
NET ASSET VALUE, offering price and redemption
   price of Membership Interest outstanding ............................. $      8.99    $      4.80     $      3.40    $     16.04
                                                                          ============   ============    ============   ============
Number of Membership Interests outstanding ..............................     626,257      1,947,125       2,597,571        210,308
                                                                          ============   ============    ============   ============


                                                                          FIRST TRUST
                                                                           FINANCIAL      FIRST TRUST     FIRST TRUST
                                                                           SERVICES     PHARMACEUTICAL    TECHNOLOGY
                                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                          ------------    ------------    ------------
ASSETS
Investments, at market value
   (See portfolios of investments)(a): .................................. $ 4,492,864     $ 3,748,181     $ 1,809,990
Cash ....................................................................          --           8,322          71,008
Dividends receivable ....................................................       8,216           8,467             253
Interest receivable .....................................................          14              16              21
Receivable for investment securities sold ...............................     129,801          39,992              --
Receivable for membership interest sold .................................          --              --              --
Receivable from advisor .................................................       5,608           5,641           5,547
                                                                          ------------    ------------    ------------
     Total Assets .......................................................   4,636,503       3,810,619       1,886,819
                                                                          ------------    ------------    ------------
LIABILITIES:
Payable for membership interest redeemed ................................         748             372             440
Payable for investment securities purchased .............................          --              --              --
Investment advisory fee payable .........................................       2,281           1,935             899
Payable to administrator ................................................         503             436             229
Distribution fees payable ...............................................          --              --              --
Trustees' fee payable ...................................................       2,919           5,076           4,426
Accrued audit fees ......................................................       4,204           4,204           4,204
Membership interest servicing fee payable ...............................       1,496           1,700             686
Printing fees payable ...................................................       1,528           1,528           1,528
Custodian fee payable ...................................................       1,572           1,530           1,441
Due to custodian ........................................................      89,385              --              --
Accrued expenses and other payables .....................................       6,159           6,218           4,416
                                                                          ------------    ------------    ------------
     Total Liabilities ..................................................     110,795          22,999          18,269
                                                                          ------------    ------------    ------------
NET ASSETS .............................................................. $ 4,525,708     $ 3,787,620     $ 1,868,550
                                                                          ============    ============    ============
(a) Investments, at cost ................................................ $ 3,740,097     $ 3,580,978     $ 1,574,917
                                                                          ============    ============    ============
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net investment loss) ... $    31,275     $   (40,638)    $   (84,955)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions ........................................    (117,784)       (897,294)     (1,607,689)
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions ........................................     752,767         167,203         235,073
Paid-in capital .........................................................   3,859,450       4,558,349       3,326,121
                                                                          ------------    ------------    ------------
Total Net Assets ........................................................ $ 4,525,708     $ 3,787,620     $ 1,868,550
                                                                          ============    ============    ============
NET ASSET VALUE, offering price and redemption
   price of Membership Interest outstanding ............................. $     13.85     $     10.23     $      4.99
                                                                          ============    ============    ============
Number of Membership Interests outstanding ..............................     326,772         370,093         374,493
                                                                          ============    ============    ============






Page 18-19               See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)


                                                                              TARGET      THE DOW(SM)      GLOBAL           S&P
                                                                            MANAGED VIP     DART 10       TARGET 15      TARGET 24
                                                                             PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                          -------------  -------------   ------------   ------------
INVESTMENT INCOME:
Dividends ............................................................... $    210,837   $     72,927    $    70,718    $    27,132
Foreign withholding tax on dividend income ..............................           --             --         (2,461)            --
Interest income .........................................................          771            212            294            258
                                                                          -------------  -------------   ------------   ------------
Total investment income .................................................      211,608         73,139         68,551         27,390
                                                                          -------------  -------------   ------------   ------------
EXPENSES:
Investment advisory fee .................................................       69,385         13,096         11,238         18,008
Administration fee ......................................................        7,308          4,785          4,782          5,013
Fund accounting fee .....................................................       15,528         10,133         10,128         10,622
Distribution fee ........................................................       11,170          1,962          1,882          2,774
Trustees' fees and expenses .............................................        5,011          1,659          1,299          1,152
Legal fees ..............................................................        3,546          3,546          3,546          3,546
Audit fees ..............................................................        5,227          5,227          5,227          5,227
Custodian fees ..........................................................       21,046          4,513          8,062          6,868
Membership interest servicing fee .......................................       46,512         11,735         10,362         14,810
Other ...................................................................        3,429          1,246          1,708          2,243
                                                                          -------------  -------------   ------------   ------------
Total expenses prior to reimbursements ..................................      188,162         57,902         58,234         70,263
Fees waived and expenses reimbursed by investment advisor ...............      (18,169)       (25,815)       (30,700)       (26,143)
                                                                          -------------  -------------   ------------   ------------
Total expenses ..........................................................      169,993         32,087         27,534         44,120
                                                                          -------------  -------------   ------------   ------------
NET INVESTMENT INCOME/(LOSS) ............................................       41,615         41,052         41,017        (16,730)
                                                                          -------------  -------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS:
Realized gain/(loss) from:
Securities ..............................................................    3,758,506        264,985        242,982        633,695
Foreign currency transactions ...........................................           --             --           (537)            --
Change in unrealized appreciation/(depreciation) of:
Securities ..............................................................   (3,026,770)      (422,990)       (20,460)      (209,704)
Foreign currency translation of other assets and liabilities in
   foreign currencies ...................................................           --             --             (3)            --
                                                                          -------------  -------------   ------------   ------------
Net realized and unrealized gain/(loss) on investments ..................      731,736       (158,005)       221,982        423,991
                                                                          -------------  -------------   ------------   ------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................................ $    773,351   $   (116,953)   $   262,999    $   407,261
                                                                          =============  =============   ============   ============



                                                                                         FIRST TRUST
                                                                            NASDAQ(R)    10 UNCOMMON    VALUE LINE(R)  FIRST TRUST
                                                                           TARGET 15       VALUES        TARGET 25       ENERGY
                                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                          ------------   ------------   ------------   ------------
INVESTMENT INCOME:
Dividends ............................................................... $     6,731    $    52,075    $     8,209    $    23,516
Foreign withholding tax on dividend income ..............................          --             --             --             --
Interest income .........................................................         131            163            275            114
                                                                          ------------   ------------   ------------   ------------
Total investment income .................................................       6,862         52,238          8,484         23,630
                                                                          ------------   ------------   ------------   ------------
EXPENSES:
Investment advisory fee .................................................      14,525         29,096         15,918          9,314
Administration fee ......................................................       4,773          5,132          4,959          4,556
Fund accounting fee .....................................................      10,108         10,876         10,506          9,644
Distribution fee ........................................................       2,032         12,122          2,562             --
Trustees' fees and expenses .............................................       1,791          2,690          1,592          1,077
Legal fees ..............................................................       3,546          3,546          3,546          3,546
Audit fees ..............................................................       5,227          5,227          5,227          5,227
Custodian fees ..........................................................       5,885          4,744          6,604          3,412
Membership interest servicing fee .......................................      12,679         21,783         13,181          9,091
Other ...................................................................         829            240          1,314          1,414
                                                                          ------------   ------------   ------------   ------------
Total expenses prior to reimbursements ..................................      61,395         95,456         65,409         47,281
Fees waived and expenses reimbursed by investment advisor ...............     (25,809)       (28,833)       (26,408)       (24,460)
                                                                          ------------   ------------   ------------   ------------
Total expenses ..........................................................      35,586         66,623         39,001         22,821
                                                                          ------------   ------------   ------------   ------------
NET INVESTMENT INCOME/(LOSS) ............................................     (28,724)       (14,385)       (30,517)           809
                                                                          ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS:
Realized gain/(loss) from:
Securities ..............................................................   1,259,014      1,285,716      1,048,218        160,916
Foreign currency transactions ...........................................          --             --             --             --
Change in unrealized appreciation/(depreciation) of:
Securities ..............................................................  (1,334,858)    (1,093,596)      (699,072)       220,244
Foreign currency translation of other assets and liabilities in
   foreign currencies ...................................................          --             --             --             --
                                                                          ------------   ------------   ------------   ------------
Net realized and unrealized gain/(loss) on investments ..................     (75,844)       192,120        349,146        381,160
                                                                          ------------   ------------   ------------   ------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................................ $  (104,568)   $   177,735    $   318,629    $   381,969
                                                                          =============  ============   ============   ============

                                                                          FIRST TRUST
                                                                           FINANCIAL     FIRST TRUST     FIRST TRUST
                                                                           SERVICES    PHARMACEUTICAL    TECHNOLOGY
                                                                           PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                         ------------    ------------    ------------
INVESTMENT INCOME:
Dividends ...............................................................$    44,959     $    36,553     $     2,833
Foreign withholding tax on dividend income ..............................         --              --
Interest income .........................................................         79              95              98
                                                                         ------------    ------------    ------------
Total investment income .................................................     45,038          36,648           2,931
                                                                         ------------    ------------    ------------
EXPENSES:
Investment advisory fee .................................................     14,369          12,303           5,839
Administration fee ......................................................      4,684           4,617           4,411
Fund accounting fee .....................................................      9,918           9,776           9,333
Distribution fee ........................................................         --              --              --
Trustees' fees and expenses .............................................      1,725           1,591           1,008
Legal fees ..............................................................      3,546           3,546           3,546
Audit fees ..............................................................      5,227           5,227           5,227
Custodian fees ..........................................................      3,658           3,536           3,316
Membership interest servicing fee .......................................     12,392          11,115           6,947
Other ...................................................................      1,650           1,546           1,477
                                                                         ------------    ------------    ------------
Total expenses prior to reimbursements ..................................     57,169          53,257          41,104
Fees waived and expenses reimbursed by investment advisor ...............    (21,964)        (23,115)        (26,797)
                                                                         ------------    ------------    ------------
Total expenses ..........................................................     35,205          30,142          14,307
                                                                         ------------    ------------    ------------
NET INVESTMENT INCOME/(LOSS) ............................................      9,833          6,506          (11,376)
                                                                         ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS:
Realized gain/(loss) from:
Securities ..............................................................    235,601         (38,418)        102,579
Foreign currency transactions ...........................................       --                --              --
Change in unrealized appreciation/(depreciation) of:
Securities ..............................................................    (59,125)         (9,746)        (89,970)
Foreign currency translation of other assets and liabilities in
   foreign currencies ...................................................         --              --              --
                                                                         ------------    ------------    ------------
Net realized and unrealized gain/(loss) on investments ..................    176,476         (48,164)         12,609
                                                                         ------------    ------------    ------------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................................$   186,309     $   (41,658)    $     1,233
                                                                         ============    ============    ============

Page 20-21          See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                              TARGET      THE DOW(SM)       GLOBAL          S&P
                                                                           MANAGED VIP      DART 10       TARGET 15      TARGET 24
                                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                          -------------  -------------   ------------   ------------
Net investment income/(loss) ............................................ $     41,615   $     41,052    $    41,017    $   (16,730)
Net realized gain/(loss) on investments and foreign
  currency transactions .................................................    3,758,506        264,985        242,445        633,695
Net change in unrealized appreciation/(depreciation) of
  securities and foreign currency transactions during the period ........   (3,026,770)      (422,990)       (20,463)      (209,704)
                                                                          -------------  -------------   ------------   ------------
Net increase/(decrease) in net assets resulting from operations .........      773,351       (116,953)       262,999        407,261
Net increase/(decrease) in net assets from Membership
  Interest transactions .................................................   16,888,385      2,051,099       4,537,095     3,227,221
                                                                          -------------  -------------   ------------   ------------
Net increase/(decrease) in net assets ...................................   17,661,736      1,934,146       4,800,094     3,634,482

NET ASSETS:
Beginning of period .....................................................   20,488,226      4,268,092       3,049,748     5,554,129
                                                                          -------------  -------------   ------------   ------------
End of period ........................................................... $ 38,149,962   $  6,202,238    $ 7,849,842    $ 9,188,611
                                                                          =============  =============   ============   ============
Undistributed net investment income/(accumulated net
  investment loss) at end of period ..................................... $    129,276   $    245,826    $   286,321    $    (8,366)
                                                                          =============  =============   ============   ============


                                                                                           FIRST TRUST
                                                                             NASDAQ(R)     10 UNCOMMON   VALUE LINE(R)  FIRST TRUST
                                                                            TARGET 15        VALUES       TARGET 25       ENERGY
                                                                            PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                          ------------     ------------  ------------   ------------
Net investment income/(loss) ............................................ $   (28,724)     $   (14,385)  $   (30,517)   $       809
Net realized gain/(loss) on investments and foreign
  currency transactions .................................................   1,259,014        1,285,716     1,048,218        160,916
Net change in unrealized appreciation/(depreciation) of
  securities and foreign currency transactions during the period ........  (1,334,858)      (1,093,596)     (699,072)       220,244
                                                                          ------------     ------------  ------------   ------------
Net increase/(decrease) in net assets resulting from operations .........    (104,568)         177,735       318,629        381,969
Net increase/(decrease) in net assets from Membership
  Interest transactions .................................................     663,464         (312,632)    3,569,393        152,950
                                                                          ------------     ------------  ------------   ------------
Net increase/(decrease) in net assets ...................................     558,896         (134,897)    3,888,022        534,919

NET ASSETS:
Beginning of period .....................................................   5,072,835        9,486,763     4,935,540      2,839,011
                                                                          ------------     ------------  ------------   ------------
End of period ........................................................... $ 5,631,731      $ 9,351,866   $ 8,823,562    $ 3,373,930
                                                                          ============     ============  ============   ============
Undistributed net investment income/(accumulated net
  investment loss) at end of period ..................................... $  (231,044)     $  (375,186)  $  (100,215)   $    (7,136)
                                                                          ============     ============  ============   ============


                                                                          FIRST TRUST
                                                                           FINANCIAL      FIRST TRUST     FIRST TRUST
                                                                           SERVICES     PHARMACEUTICAL    TECHNOLOGY
                                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                          ------------    ------------    ------------
Net investment income/(loss) ............................................ $     9,833     $     6,506     $   (11,376)
Net realized gain/(loss) on investments and foreign
  currency transactions .................................................     235,601         (38,418)        102,579
Net change in unrealized appreciation/(depreciation) of
  securities and foreign currency transactions during the period ........     (59,125)         (9,746)        (89,970)
                                                                          ------------    ------------    ------------
Net increase/(decrease) in net assets resulting from operations .........     186,309         (41,658)          1,233
Net increase/(decrease) in net assets from Membership
  Interest transactions .................................................    (423,554)       (291,627)       (205,840)
                                                                          ------------    ------------    ------------
Net increase/(decrease) in net assets ...................................    (237,245)       (333,285)       (204,607)

NET ASSETS:
Beginning of period .....................................................   4,762,953       4,120,905       2,073,157
                                                                          ------------    ------------    ------------
End of period ........................................................... $ 4,525,708     $ 3,787,620     $ 1,868,550
                                                                          ============    ============    ============
Undistributed net investment income/(accumulated net
  investment loss) at end of period ..................................... $    31,275     $   (40,638)    $   (84,955)
                                                                          ============    ============    ============




STATEMENTS OF CHANGES IN NET ASSETS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                             TARGET        THE DOW(SM)      GLOBAL          S&P
                                                                           MANAGED VIP      DART 10       TARGET 15      TARGET 24
                                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                          -------------  -------------   ------------   ------------
Net investment income/(loss) ............................................ $     63,954   $     94,571    $    85,674    $    22,288
Net realized gain/(loss) from investments sold and foreign currency
  transactions ..........................................................     (797,463)      (668,362)      (285,078)      (785,702)
Net change in unrealized appreciation of securities
  and foreign currency transactions during the year .....................    5,670,826      1,279,321        977,124      1,820,713
                                                                          -------------  -------------   ------------   ------------
Net increase in net assets resulting from operations ....................    4,937,317        705,530        777,720      1,057,299
Net increase/(decrease) in net assets from membership
  interest transactions .................................................    3,494,703       (655,981)       (69,364)      (270,588)
                                                                          -------------  -------------   ------------   ------------
Net increase in net assets ..............................................    8,432,020         49,549        708,356        786,711

NET ASSETS:
Beginning of year .......................................................   12,056,206      4,218,543      2,341,392      4,767,418
                                                                          -------------  -------------   ------------   ------------
End of year ............................................................. $ 20,488,226   $  4,268,092    $ 3,049,748    $ 5,554,129
                                                                          =============  =============   ============   ============
Undistributed net investment income/(accumulated net
  investment loss) at end of year ....................................... $     87,661   $    204,774    $   245,304    $     8,364
                                                                          =============  =============   ============   ============

                                                                                          FIRST TRUST
                                                                             NASDAQ(R)    10 UNCOMMON    VALUE LINE(R)   FIRST TRUST
                                                                            TARGET 15       VALUES        TARGET 25        ENERGY
                                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                          ------------    ------------   ------------   ------------
Net investment income/(loss) ............................................ $   (62,474)    $   (21,576)   $   (35,165)   $      (140)
Net realized gain/(loss) from investments sold and foreign currency
  transactions ..........................................................  (1,113,734)       (795,708)      (312,578)        38,188
Net change in unrealized appreciation of securities
  and foreign currency transactions during the year .....................   2,580,780       3,165,923      1,711,467        650,877
                                                                          ------------    ------------   ------------   ------------
Net increase in net assets resulting from operations ....................   1,404,572       2,348,639      1,363,724        688,925
Net increase/(decrease) in net assets from membership
  interest transactions .................................................    (436,823)        386,444        595,660       (236,606)
                                                                          ------------    ------------   ------------   ------------
Net increase in net assets ..............................................     967,749       2,735,083      1,959,384        452,319

NET ASSETS:
Beginning of year .......................................................   4,105,086       6,751,680      2,976,156      2,386,692
                                                                          ------------    ------------   ------------   ------------
End of year ............................................................. $ 5,072,835     $ 9,486,763    $ 4,935,540    $ 2,839,011
                                                                          ============    ============   ============   ============
Undistributed net investment income/(accumulated net
  investment loss) at end of year ....................................... $  (202,320)    $  (360,801)  $   (69,698)    $    (7,945)
                                                                          ============    ============   ============   ============


                                                                          FIRST TRUST
                                                                           FINANCIAL      FIRST TRUST     FIRST TRUST
                                                                           SERVICES     PHARMACEUTICAL    TECHNOLOGY
                                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                          ------------    ------------    ------------
Net investment income/(loss) ............................................ $    15,588     $   (10,679)    $   (21,512)
Net realized gain/(loss) from investments sold and foreign currency
  transactions ..........................................................    (229,418)       (290,592)       (32,819)
Net change in unrealized appreciation of securities
  and foreign currency transactions during the year .....................   1,354,540         937,548         728,464
                                                                          ------------    ------------    ------------
Net increase in net assets resulting from operations ....................   1,140,710         636,277         674,133
Net increase/(decrease) in net assets from membership
  interest transactions .................................................     (73,592)         28,590         (77,913)
                                                                          ------------    ------------    ------------
Net increase in net assets ..............................................   1,067,118         664,867         596,220

NET ASSETS:
Beginning of year .......................................................   3,695,835       3,456,038       1,476,937
                                                                          ------------    ------------    ------------
End of year ............................................................. $ 4,762,953     $ 4,120,905     $ 2,073,157
                                                                          ============    ============    ============
Undistributed net investment income/(accumulated net
  investment loss) at end of year ....................................... $    21,442     $   (47,144)    $   (73,579)
                                                                          ============    ============    ============



Page 22-23             See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)


                                                                             TARGET       THE DOW(SM)      GLOBAL           S&P
                                                                          MANAGED VIP      DART 10        TARGET 15      TARGET 24
                                                                           PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                          -------------  -------------   ------------   ------------
AMOUNT:
Sold .................................................................... $ 19,104,919   $  3,194,820    $ 4,853,858    $ 4,184,636
Redeemed ................................................................   (2,216,534)    (1,143,721)      (316,763)      (957,415)
                                                                          -------------  -------------   ------------   ------------
Net increase/(decrease) ................................................. $ 16,888,385   $  2,051,099    $ 4,537,095    $ 3,227,221
                                                                          =============  =============   ============   ============
MEMBERSHIP INTERESTS:
Sold ....................................................................    2,227,904        399,691        423,155        528,392
Redeemed ................................................................     (257,476)      (141,263)       (27,039)      (120,550)
                                                                          -------------  -------------   ------------   ------------
Net increase/(decrease) .................................................    1,970,428        258,428        396,116        407,842
                                                                          =============  =============   ============   ============



                                                                                          FIRST TRUST
                                                                            NASDAQ(R)    10 UNCOMMON    VALUE LINE(R)   FIRST TRUST
                                                                           TARGET 15       VALUES        TARGET 25        ENERGY
                                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                          ------------   ------------   ------------    ------------
AMOUNT:
Sold .................................................................... $ 1,750,088    $ 2,842,439    $ 4,594,943     $   493,889
Redeemed ................................................................  (1,086,624)    (3,155,071)    (1,025,550)       (340,939)
                                                                          ------------   ------------   ------------    ------------
Net increase/(decrease) ................................................. $   663,464    $  (312,632)   $ 3,569,393     $   152,950
                                                                          ============   ============   ============    ============
MEMBERSHIP INTERESTS:
Sold ....................................................................     203,423        605,809      1,438,784          32,931
Redeemed ................................................................    (122,954)      (690,029)      (317,997)        (22,529)
                                                                          ------------   ------------   ------------    ------------
Net increase/(decrease) .................................................      80,469        (84,220)     1,120,787          10,402
                                                                          ============   ============   ============    ============



                                                                          FIRST TRUST
                                                                           FINANCIAL       FIRST TRUST    FIRST TRUST
                                                                           SERVICES      PHARMACEUTICAL   TECHNOLOGY
                                                                           PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                                          ------------    ------------    ------------
AMOUNT:
Sold .................................................................... $   270,414     $   163,413     $    58,579
Redeemed ................................................................    (693,968)       (455,040)       (264,419)
                                                                          ------------    ------------    ------------
Net increase/(decrease) ................................................. $  (423,554)    $  (291,627)    $  (205,840)
                                                                          ============    ============    ============
MEMBERSHIP INTERESTS:
Sold ....................................................................      19,593          15,432          11,648
Redeemed ................................................................     (50,804)        (43,330)        (54,265)
                                                                          ------------    ------------    ------------
Net increase/(decrease) .................................................     (31,211)        (27,898)        (42,617)
                                                                          ============    ============    ============






STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                             TARGET       THE DOW(SM)      GLOBAL           S&P
                                                                           MANAGED VIP      DART 10       TARGET 15       TARGET 24
                                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                          -------------  -------------   ------------   ------------
AMOUNT:
Sold .................................................................... $  6,491,231   $    528,931    $   442,713    $   856,597
Redeemed ................................................................   (2,996,528)    (1,184,912)      (512,077)    (1,127,185)
                                                                          -------------  -------------   ------------   ------------
Net increase/(decrease) ................................................. $  3,494,703   $   (655,981)   $   (69,364)   $  (270,588)
                                                                          =============  =============   ============   ============
MEMBERSHIP INTERESTS:
Sold ....................................................................      932,821         74,736         50,396        127,183
Redeemed ................................................................     (449,605)      (168,888)       (58,625)      (174,880)
                                                                          -------------  -------------   ------------   ------------
Net increase/(decrease) .................................................      483,216        (94,152)        (8,229)       (47,697)
                                                                          =============  =============   ============   ============

                                                                                         FIRST TRUST
                                                                            NASDAQ(R)    10 UNCOMMON     VALUE LINE(R)  FIRST TRUST
                                                                            TARGET 15       VALUES         TARGET 25       ENERGY
                                                                           PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                          ------------   ------------    ------------   ------------
AMOUNT:
Sold .................................................................... $   376,708    $ 2,798,926     $   944,839    $   501,970
Redeemed ................................................................    (813,531)    (2,412,482)       (349,179)      (738,576)
                                                                          ------------   ------------    ------------   ------------
Net increase/(decrease) ................................................. $  (436,823)   $   386,444     $   595,660    $  (236,606)
                                                                          ============   ============    ============   ============
MEMBERSHIP INTERESTS:
Sold ....................................................................      46,943        669,416         348,544         43,452
Redeemed ................................................................    (102,521)      (620,367)       (130,122)       (64,944)
                                                                          ------------   ------------    ------------   ------------
Net increase/(decrease) .................................................     (55,578)        49,049         218,422        (21,492)
                                                                          ============   ============    ============   ============



                                                                          FIRST TRUST
                                                                           FINANCIAL      FIRST TRUST     FIRST TRUST
                                                                            SERVICES     PHARMACEUTICAL   TECHNOLOGY
                                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                          ------------    ------------    ------------
AMOUNT:
Sold .................................................................... $   752,422     $   743,179     $   221,143
Redeemed ................................................................    (826,014)       (714,589)       (299,056)
                                                                          ------------    ------------    ------------
Net increase/(decrease) ................................................. $   (73,592)    $    28,590     $   (77,913)
                                                                          ============    ============    ============
MEMBERSHIP INTERESTS:
Sold ....................................................................      64,632          77,273          53,103
Redeemed ................................................................     (76,407)        (78,898)        (72,099)
                                                                          ------------    ------------    ------------
Net increase/(decrease) .................................................     (11,775)         (1,625)        (18,996)
                                                                          ============    ============    ============

Page 24-25              See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

TARGET MANAGED VIP PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR           YEAR           YEAR        PERIOD
                                                06/30/04        ENDED         ENDED          ENDED          ENDED        ENDED
                                               (UNAUDITED)    12/31/03     12/31/02(A)     12/31/01        12/31/00    12/31/99*
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, beginning of period ........ $     8.73    $     6.47    $     8.19     $     8.62     $     8.04   $    10.00
                                               -----------   -----------   -----------    -----------    -----------  -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss) ................       0.02++        0.02         (0.00)++#       0.18++         0.06         0.05
 Net realized and unrealized gain/(loss) on
   investments ...............................       0.08          2.24         (1.72)         (0.61)          0.52        (2.01)
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Total from investment operations ............       0.10          2.26         (1.72)         (0.43)          0.58        (1.96)
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, end of period .............. $     8.83    $     8.73    $     6.47     $     8.19     $     8.62   $     8.04
                                               ===========   ===========   ===========    ===========    ===========  ===========
 TOTAL RETURN+ ...............................       1.15%        34.93%       (21.00)%        (4.99)%         7.21%      (19.60)%
                                               ===========   ===========   ===========    ===========    ===========  ===========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $   38,150    $   20,488    $   12,056     $    2,126     $      262   $       80
 Ratio of operating expenses to average
   net assets ................................       1.47%**       1.47%         1.47%          1.47%          1.47%        1.47%**
 Ratio of net investment income to average
   net assets ................................       0.36%**       0.41%         0.06%          2.20%          2.45%        2.28%**
 Portfolio turnover rate .....................      76.34%        72.28%        78.53%         47.95%         54.04%       --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .......................       1.63%**       1.69%         2.73%         12.69%         74.48%      215.88%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.
#    Amount represents less than $0.01 per share.
(a)  Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the Dow(SM) Target 5 Portfolio to the Target Managed VIP Portfolio. The Fund's primary investment strategy was also changed. The performance figures provided include the Fund's performance prior to the name change and the change of the primary investment strategy.

Page 26                  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

THE DOW(SM) DART10 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR           YEAR           YEAR        PERIOD
                                                06/30/04        ENDED         ENDED          ENDED          ENDED        ENDED
                                               (UNAUDITED)    12/31/03     12/31/02        12/31/01        12/31/00    12/31/99*
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, beginning of period ........ $     8.37    $     6.98    $     8.54     $    10.02     $     9.22   $    10.00
                                               -----------   -----------   -----------    -----------    -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................       0.08++        0.22          0.12++         0.14++         0.05         0.02
 Net realized and unrealized gain/(loss) on
   investments ...............................      (0.38)         1.17         (1.68)         (1.62)          0.75        (0.80)
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Total from investment operations ............      (0.30)         1.39         (1.56)         (1.48)          0.80        (0.78)
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, end of period .............. $     8.07    $     8.37    $     6.98     $     8.54     $    10.02   $     9.22
                                               ===========   ===========   ===========    ===========    ===========  ===========
 TOTAL RETURN+ ...............................      (3.58)%       19.91%       (18.27)%       (14.77)%         8.68%       (7.80)%
                                               ===========   ===========   ===========    ===========    ===========  ===========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    6,202    $    4,268    $    4,219     $    4,064     $    1,110   $      101
 Ratio of operating expenses to average
   net assets ................................       1.47%**       1.47%         1.47%          1.47%          1.47%        1.47%**
 Ratio of net investment income to average
   net assets ................................       1.88%**       2.37%         1.52%          1.53%          1.19%        1.01%**
 Portfolio turnover rate .....................      55.83%        78.12%        76.19%         38.16%         33.59%      --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .......................       2.65%**       3.27%         3.13%          5.59%         14.84%      182.94%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.

                  See Notes to Financial Statements.                     Page 27

FINANCIAL HIGHLIGHTS

GLOBAL TARGET 15 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR           YEAR           YEAR        PERIOD
                                                06/30/04        ENDED         ENDED          ENDED          ENDED        ENDED
                                               (UNAUDITED)    12/31/03     12/31/02        12/31/01        12/31/00    12/31/99*
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, beginning of period ........ $    11.05    $     8.24    $     9.66     $     9.90     $     9.71   $    10.00
                                               -----------   -----------   -----------    -----------    -----------  -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................       0.12++        0.33          0.25++         0.26++         0.15         0.06
 Net realized and unrealized gain/(loss) on
   investments ...............................       0.51          2.48         (1.67)         (0.50)          0.04        (0.35)
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Total from investment operations ............       0.63          2.81         (1.42)         (0.24)          0.19        (0.29)
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, end of period .............. $    11.68    $    11.05    $     8.24     $     9.66     $     9.90   $     9.71
                                               ===========   ===========   ===========    ===========    ===========  ===========
 TOTAL RETURN+ ...............................       5.70%        34.10%       (14.70)%        (2.42)%         1.96%       (2.90)%
                                               ===========   ===========   ===========    ===========    ===========  ===========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    7,850    $    3,050    $    2,341     $    2,291     $    1,853   $      252

 Ratio of operating expenses to average
   net assets ................................       1.47%**       1.47%         1.47%          1.47%          1.47%        1.47%**
 Ratio of net investment income to average
   net assets ................................       2.18%**       3.36%         2.73%          2.77%          5.93%        2.77%**
 Portfolio turnover rate .....................      28.97%        65.57%        56.92%        105.85%         20.39%       --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .......................       3.10 %**      4.51%         4.50%          6.73%         14.89%       51.39%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.

Page 28                  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

S&P TARGET24 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR           YEAR           YEAR        PERIOD
                                                06/30/04        ENDED         ENDED          ENDED          ENDED        ENDED
                                               (UNAUDITED)    12/31/03     12/31/02        12/31/01        12/31/00    12/31/99*
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, beginning of period ........ $     7.62    $     6.14    $     7.19     $     9.54     $    11.83   $    10.00
                                               -----------   -----------   -----------    -----------    -----------  -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss) ................      (0.02)         0.03         (0.01)         (0.01)++       (0.03)       (0.02)
 Net realized and unrealized gain/(loss) on
   investments ...............................       0.48          1.45         (1.04)         (2.34)         (2.26)        1.85
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Total from investment operations ............       0.46          1.48         (1.05)         (2.35)         (2.29)        1.83
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, end of period .............. $     8.08    $     7.62    $     6.14     $     7.19     $     9.54   $    11.83
                                               ===========   ===========   ===========    ===========    ===========  ===========
 TOTAL RETURN+ ...............................       6.04%        24.10%       (14.60)%       (24.63)%       (19.36)%      18.30%
                                               ===========   ===========   ===========    ===========    ===========  ===========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    9,189    $    5,554    $    4,767     $    3,461     $    1,501   $      273
 Ratio of operating expenses to average
   net assets ................................       1.47%**       1.47%         1.47%          1.47%          1.47%        1.47%**
 Ratio of net investment income/(loss) to
   average net assets ........................      (0.56)%**      0.46%        (0.10)%        (0.07)%        (0.71)%      (1.04)%**
 Portfolio turnover rate .....................      89.41%        84.37%       199.84%         95.30%         64.22%       --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .......................       2.34%**       2.89%         2.96%          5.67%         10.85%       96.12%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.
(a)  Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the S&P Target 10 Portfolio to the S&P Target 24 Portfolio. The Fund's primary investment strategy was also changed. The performance figures provided include the Fund's performance prior to the name change and the change of the primary investment strategy.

                  See Notes to Financial Statements.                     Page 29

FINANCIAL HIGHLIGHTS

NASDAQ(R) TARGET 15 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR           YEAR           YEAR        PERIOD
                                                06/30/04        ENDED         ENDED          ENDED          ENDED        ENDED
                                               (UNAUDITED)    12/31/03     12/31/02        12/31/01        12/31/00    12/31/99*
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, beginning of period ........ $     9.29    $     6.83    $     9.25     $    12.88     $    14.60   $    10.00
                                               -----------   -----------   -----------    -----------    -----------  -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .........................      (0.05)++      (0.14)        (0.08)         (0.13)++       (0.16)       (0.05)++
 Net realized and unrealized gain/(loss) on
   investments ...............................      (0.25)         2.60         (2.34)         (3.50)         (1.56)        4.65
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Total from investment operations ............      (0.30)         2.46         (2.42)         (3.63)         (1.72)        4.60
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, end of period .............. $     8.99    $     9.29    $     6.83     $     9.25     $    12.88   $    14.60
                                               ===========   ===========   ===========    ===========    ===========  ===========
 TOTAL RETURN+ ...............................      (3.23)%       36.02%       (26.16)%       (28.18)%       (11.78)%      46.00%
                                               ===========   ===========   ===========    ===========    ===========  ===========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    5,632    $    5,073    $    4,105     $    4,793     $    2,688   $      410

 Ratio of operating expenses to average
   net assets ................................       1.47%**       1.47%         1.47%          1.47%          1.47%        1.47%**
 Ratio of net investment loss to average
   net assets ................................      (1.19)%**     (1.34)%       (1.25)%        (1.31)%        (1.46)%      (1.44)%**
 Portfolio turnover rate .....................     113.83%        83.41%        97.68%         63.71%         72.40%       --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .......................       2.54%**       2.96%         3.03%          4.32%          5.47%       90.16%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.

Page 30                  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR           YEAR           YEAR        PERIOD
                                                06/30/04        ENDED         ENDED          ENDED          ENDED        ENDED
                                               (UNAUDITED)    12/31/03     12/31/02        12/31/01        12/31/00    12/31/99*
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, beginning of period ........ $     4.67    $     3.41    $     5.40     $     8.39     $    11.40   $    10.00
                                               -----------   -----------   -----------    -----------    -----------  -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .........................      (0.01)++      (0.01)        (0.03)++       (0.07)         (0.02)       (0.02)
 Net realized and unrealized gain/(loss) on
   investments ...............................       0.14          1.27         (1.96)         (2.92)         (2.99)        1.42
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Total from investment operations ............       0.13          1.26         (1.99)         (2.99)         (3.01)        1.40
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, end of period .............. $     4.80    $     4.67    $     3.41     $     5.40     $     8.39   $    11.40
                                               ===========   ===========   ===========    ===========    ===========  ===========
 TOTAL RETURN+ ...............................       2.78%        36.95%       (36.85)%       (35.64)%       (26.40)%      14.00%
                                               ===========   ===========   ===========    ===========    ===========  ===========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    9,352    $    9,487    $    6,752     $   13,270     $   22,123   $      125
 Ratio of operating expenses to average
   net assets ................................       1.37%**       1.37%         1.37%          1.37%          1.37%        1.47%**
 Ratio of net investment loss to average
   net assets ................................      (0.30)%**     (0.29)%       (0.78)%        (1.00)%        (1.15)%      (0.65)%**
 Portfolio turnover rate .....................     111.76%       117.04%       105.51%        149.77%         98.80%       --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .......................       1.97%**       2.36%         2.29%          2.28%          2.47%      144.82%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.

                   See Notes to Financial Statements.                    Page 31

FINANCIAL HIGHLIGHTS

VALUE LINE(R) TARGET 25 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR           YEAR           YEAR        PERIOD
                                                06/30/04        ENDED         ENDED          ENDED          ENDED        ENDED
                                               (UNAUDITED)    12/31/03     12/31/02        12/31/01        12/31/00    12/31/99*
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, beginning of period ........ $     3.34    $     2.37    $     4.15     $     9.32     $    16.33   $    10.00
                                               -----------   -----------   -----------    -----------    -----------  -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .........................      (0.02)++      (0.02)        (0.03)++       (0.06)         (0.03)       (0.04)
 Net realized and unrealized gain/(loss) on
   investments ...............................       0.08          0.99         (1.75)         (5.11)         (6.98)        6.37
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Total from investment operations ............       0.06          0.97         (1.78)         (5.17)         (7.01)        6.33
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, end of period .............. $     3.40    $     3.34    $     2.37     $     4.15     $     9.32   $    16.33
                                               ===========   ===========   ===========    ===========    ===========  ===========
 TOTAL RETURN+ ...............................       1.80%        40.93%       (42.89)%       (55.47)%       (42.93)%      63.30%
                                               ===========   ===========   ===========    ===========    ===========  ===========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    8,824    $    4,936    $    2,976     $      499     $    1,131   $      187
 Ratio of operating expenses to average
   net assets ................................       1.47%**       1.47%         1.47%          1.47%          1.47%        1.47%**
 Ratio of net investment loss to average
   net assets ................................      (1.15)%**     (0.92)%       (1.22)%        (1.42)%        (1.40)%      (1.37)%**
 Portfolio turnover rate .....................      99.10%        74.04%        48.99%        209.84%         71.51%       --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .......................       2.47%**       3.36%         6.72%         19.43%         16.73%      136.02%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.
(a)  Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Fund changed its name from the First Trust Internet Portfolio to the Value Line(R) Target 25 Portfolio. The Fund's
     primary investment strategy was also changed. The performance figures provided include the Fund's performance prior to the name change and the change of the primary investment strategy.

Page 32                  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST ENERGY PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR           YEAR           YEAR        PERIOD
                                                06/30/04        ENDED         ENDED          ENDED          ENDED        ENDED
                                               (UNAUDITED)    12/31/03     12/31/02        12/31/01        12/31/00    12/31/99*
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, beginning of period ........ $    14.20    $    10.78    $    11.29     $    15.87     $    11.23   $    10.00
                                               -----------   -----------   -----------    -----------    -----------  -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss) ................       0.01          0.00#        (0.02)++       (0.04)++       (0.02)       (0.01)
 Net realized and unrealized gain/(loss) on
   investments ...............................       1.83          3.42         (0.49)         (4.54)          4.66         1.24
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Total from investment operations ............       1.84          3.42         (0.51)         (4.58)          4.64         1.23
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, end of period .............. $    16.04    $    14.20    $    10.78     $    11.29     $    15.87   $    11.23
                                               ===========   ===========   ===========    ===========    ===========  ===========
 TOTAL RETURN+ ...............................      12.96%        31.73%        (4.52)%       (28.86)%        41.32%       12.30%
                                               ===========   ===========   ===========    ===========    ===========  ===========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    3,374    $    2,839    $    2,387     $    2,069     $      498   $      114

 Ratio of operating expenses to average
   net assets ................................       1.47%**       1.47%         1.47%          1.47%          1.47%        1.47%**
 Ratio of net investment income/(loss) to
   average net assets ........................       0.05%**      (0.01)%       (0.16)%        (0.29)%        (0.50)%      (0.50)%**
 Portfolio turnover rate .....................      22.31%        32.18%        55.39%        113.79%         28.14%       --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .......................       3.05%**       4.69%         4.66%         10.87%         44.00%      111.63%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.
#    Amount represents less than $0.01 per share.

                   See Notes to Financial Statements.                    Page 33

FINANCIAL HIGHLIGHTS

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR           YEAR           YEAR        PERIOD
                                                06/30/04        ENDED         ENDED          ENDED          ENDED        ENDED
                                               (UNAUDITED)    12/31/03     12/31/02        12/31/01        12/31/00    12/31/99*
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, beginning of period ........ $    13.30    $    10.00    $    11.68     $    13.09     $    10.49   $    10.00
                                               -----------   -----------   -----------    -----------    -----------  -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss) ................       0.04          0.04          0.02          (0.00)++#      (0.01)       (0.00)#
 Net realized and unrealized gain/(loss) on
   investments ...............................       0.51          3.26         (1.70)         (1.41)          2.61         0.49
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Total from investment operations ............       0.55          3.30         (1.68)         (1.41)          2.60         0.49
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, end of period .............. $    13.85    $    13.30    $    10.00     $    11.68     $    13.09   $    10.49
                                               ===========   ===========   ===========    ===========    ===========  ===========
 TOTAL RETURN+ ...............................       4.14%        33.00%       (14.38)%       (10.77)%        24.79%        4.90%
                                               ===========   ===========   ===========    ===========    ===========  ===========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    4,526    $    4,763    $    3,696     $    3,122     $    1,031   $      130

 Ratio of operating expenses to average
   net assets ................................       1.47%**       1.47%         1.47%          1.47%          1.47%        1.47%**
 Ratio of net investment income/(loss) to
   average net assets ........................       0.41%**       0.39%         0.18%         (0.01)%        (0.17)%      (0.19)%**
 Portfolio turnover rate .....................      17.44%        52.32%        29.62%        127.11%        154.13%       --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .......................       2.39%**       3.29%         3.37%          6.72%         13.62%      115.60%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.
#    Amount represents less than $0.01 per share.

Page 34                  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST PHARMACEUTICAL PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR           YEAR           YEAR        PERIOD
                                                06/30/04        ENDED         ENDED          ENDED          ENDED        ENDED
                                               (UNAUDITED)    12/31/03     12/31/02        12/31/01        12/31/00    12/31/99*
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, beginning of period ........ $    10.35    $     8.65    $    12.06     $    13.54     $    10.37   $    10.00
                                               -----------   -----------   -----------    -----------    -----------  -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss) ................       0.01         (0.03)        (0.03)         (0.09)++       (0.03)       (0.02)
 Net realized and unrealized gain/(loss) on
   investments ...............................      (0.13)         1.73         (3.38)         (1.39)          3.20         0.39
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Total from investment operations ............      (0.12)         1.70         (3.41)         (1.48)          3.17         0.37
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, end of period .............. $    10.23    $    10.35    $     8.65     $    12.06     $    13.54   $    10.37
                                               ===========   ===========   ===========    ===========    ===========  ===========
 TOTAL RETURN+ ...............................      (1.16)%       19.65%       (28.28)%       (10.93)%        30.57%        3.70%
                                               ===========   ===========   ===========    ===========    ===========  ===========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    3,788    $    4,121    $    3,456     $    3,777     $    1,267   $      135
 Ratio of operating expenses to average
   net assets ................................       1.47%**       1.47%         1.47%          1.47%          1.47%        1.47%**
 Ratio of net investment income/(loss)
   to average net assets .....................       0.32%**      (0.29)%       (0.49)%        (0.73)%        (0.61)%      (0.79)%**
 Portfolio turnover rate .....................      16.11%        44.85%        72.48%         50.46%         88.46%       --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .......................       2.60%**       3.48%         3.64%          5.96%         13.46%      147.68%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.

                  See Notes to Financial Statements.                     Page 35

FINANCIAL HIGHLIGHTS

FIRST TRUST TECHNOLOGY PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR           YEAR           YEAR        PERIOD
                                                06/30/04        ENDED         ENDED          ENDED          ENDED        ENDED
                                               (UNAUDITED)    12/31/03     12/31/02        12/31/01        12/31/00    12/31/99*
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, beginning of period ........ $     4.97    $     3.39    $     5.79     $    10.25     $    13.41   $    10.00
                                               -----------   -----------   -----------    -----------    -----------  -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .........................      (0.03)++      (0.06)        (0.06)++       (0.09)++       (0.10)       (0.03)
 Net realized and unrealized gain/(loss) on
   investments ...............................       0.05          1.64         (2.34)         (4.37)         (3.06)        3.44
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Total from investment operations ............       0.02          1.58         (2.40)         (4.46)         (3.16)        3.41
                                               -----------   -----------   -----------    -----------    -----------  -----------
 Net asset value, end of period .............. $     4.99    $     4.97    $     3.39     $     5.79     $    10.25   $    13.41
                                               ===========   ===========   ===========    ===========    ===========  ===========
 TOTAL RETURN+ ...............................       0.40%        46.61%       (41.45)%       (43.51)%       (23.56)%      34.10%
                                               ===========   ===========   ===========    ===========    ===========  ===========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ........ $    1,869    $    2,073    $    1,477     $    1,739     $    1,046   $      162

 Ratio of operating expenses to average
   net assets ................................       1.47%**       1.47%         1.47%          1.47%          1.47%        1.47%**
 Ratio of net investment loss to average
   net assets ................................      (1.17)%**     (1.22)%       (1.37)%        (1.38)%        (1.42)%      (1.38)%**
 Portfolio turnover rate .....................       9.80%        33.81%        60.86%        185.60%         98.66%       --
 Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .......................       4.22%**       5.96%         6.23%          9.38%         11.39%      115.26%**

--------------------------------------------------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+    Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average share method.

Page 36                  See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2004 (UNAUDITED)

                               1. FUND DESCRIPTION

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a Delaware limited liability company on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Registrant offers eleven managed investment portfolios that may be divided into two general categories: Target Managed VIP Portfolio, the DowSM DART 10 Portfolio, Global Target 15 Portfolio, S&P Target 24 Portfolio, NASDAQ Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, and Value Line(R) Target 25 Portfolio, (the "Strategy Funds"); and First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio, (the "Sector Funds"), (each, a "Fund," collectively, the "Funds"). Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in membership interests (each, an "Interest," collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of a Fund's portfolio. Fund Interests are not offered directly to the public. Fund Interests are sold only to American Skandia Life Assurance Corporation Variable Account B ("Account B"), a Prudential Financial Company, to fund the benefits of variable annuity policies (the "Policies") issued by American Skandia. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Funds have indirect rights to the Registrant's Interest.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

Generally, a Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined under the direction of, the Board of Trustees of the Registrant. Portfolio securities for which the primary market is a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price or the NASDAQ Official Closing Price on the day of valuation or, if there was no sale that day, at the mean between the most recent bid and ask prices. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the closing bid price provided by the principal market makers. Securities for which quotations are not readily available are valued at fair value as determined under the direction of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by First Trust Advisors L.P. ("First Trust") under the direction of the Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2004 (UNAUDITED)

in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of all Funds may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. Currently all dividends paid by a Fund will be reinvested by the Fund.

FEDERAL INCOME TAXES:

The Registrant is a limited liability company with all of its Interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of American Skandia and is not taxed separately. The Registrant intends to comply with the provisions of Section 817(h) of the Internal Revenue Code, which imposes certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no federal income tax provision is required.

EXPENSES:

Expenses that are directly related to one of the Funds are charged directly to that Fund. General expenses of the Registrant are allocated to all the Funds based upon the average net assets of each Fund.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Advisory and Management Agreement. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Fund's average daily net assets.

From time to time First Trust may waive a portion or all of the fees otherwise payable to it and/or reimburse expenses. First Trust has voluntarily undertaken to waive its fees and reimburse expenses through September 30, 2004, so that total expenses do not exceed 1.47% of each Fund's average daily net assets. However, with respect to First Trust 10 Uncommon Values Portfolio, First Trust has agreed to waive fees and reimburse expenses through September 30, 2004, so that total expenses do not exceed 1.37% of the average daily net asset value of the Fund. The fees waived and reimbursed, for the six months ended June 30, 2004, by the advisor, are as follows:

                                              FEES WAIVED    EXPENSES REIMBURSED
                                              -----------    -------------------

Target Managed VIP Portfolio ................   $18,169         $     --
The DowSM DART 10 Portfolio .................    13,096           12,719
Global Target 15 Portfolio ..................    11,238           19,462
S&P Target 24 Portfolio .....................    18,008            8,135
NASDAQ Target 15 Portfolio ..................    14,525           11,284
First Trust 10 Uncommon Values Portfolio ....    28,833               --
Value Line(R)Target 25 Portfolio ............    15,918           10,490
First Trust Energy Portfolio ................     9,314           15,146
First Trust Financial Services Portfolio ....    14,369            7,595
First Trust Pharmaceutical Portfolio ........    12,303           10,812
First Trust Technology Portfolio ............     5,839           20,958

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2004 (UNAUDITED)

PFPC Inc. ("PFPC"), serves as the Registrant's administrator. In addition, PFPC also provides certain fund accounting, custody administration and transfer agency services in accordance with certain fee arrangements.

PFPC Trust Company serves as the custodian to the Funds.

No officer or employee of First Trust or First Trust Portfolios L.P. ("FTP") received any compensation from the Registrant for serving as an officer or Trustee of the Registrant. Effective June 7, 2004, the Trustees of the Fund approved a revised compensation plan. Under the revised plan, the Fund pays each Trustee who is not an officer or employee of First Trust or any of their affiliates an annual retainer of $10,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds in the First Trust complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to June 7, 2004, the Registrant paid each Trustee who was not an officer or employee of First Trust or FTP or any of their affiliates $15,000 per annum plus $125 per portfolio per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

                              4. DISTRIBUTION PLAN

The Registrant, on behalf of each Fund, has adopted a 12b-1 Service Plan, (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Funds will be subject to an annual service fee.

FTP serves as the selling agent and distributor of Interests of the Funds. In this capacity, FTP manages the offering of the Funds' Interests and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in connection with these activities. FTP also uses the service fee to compensate American Skandia for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Fund may spend up to 0.25% per year, of the average daily net assets of its Interests, as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sales and distribution of a Fund's Interest including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interests holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Fund's Interests, certain other expenses associated with the distribution of the Funds, and any distribution-related expenses that may be authorized by the Board of Trustees.

Payments under the Plan were suspended on May 1, 2003 for all the Funds with the exception of the First Trust 10 Uncommon Values Portfolio. On May 1, 2004, payments were reinstated for all Funds with the exceptions of the First Trust Energy Portfolio, the First Trust Financial Services Portfolio, the First Trust Pharmaceutical Portfolio and the First Trust Technology Portfolio. During the six months ended June 30, 2004, all service fees received by First Trust were paid to American Skandia, with no portion of such fees retained by First Trust. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended June 30, 2004, were as follows:

                                               PURCHASES          SALES
                                              -----------      -----------
Target Managed VIP Portfolio ...............  $35,013,906      $18,321,405
The Dow(SM) DART 10 Portfolio ..............    4,472,726        2,461,310
Global Target 15 Portfolio .................    4,148,220        1,079,080
S&P Target 24 Portfolio ....................    8,676,916        5,472,511
NASDAQ Target 15 Portfolio .................    6,096,040        5,549,703

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2004 (UNAUDITED)

                                               PURCHASES          SALES
                                              -----------      -----------
First Trust 10 Uncommon Values Portfolio ...  $10,855,584      $11,180,344
Value Line(R)Target 25 Portfolio ...........    8,911,188        5,437,493
First Trust Energy Portfolio ...............      789,767          681,573
First Trust Financial Services Portfolio ...      829,690        1,244,410
First Trust Pharmaceutical Portfolio .......      559,764          860,454
First Trust Technology Portfolio ...........      183,428          453,283




                             6. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891, (2) on the Fund's website located at http://www.ftportfolios.com and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov, when required to be filed pursuant to applicable regulations.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     On February 19, 2004 the Registrant's Board of Trustees adopted a Nominating and Governance Committee Charter. In the event a vacancy on the Board occurs, the Nominating and Governance Committee may seek recommendations for candidates from those sources it deems appropriate in its discretion, including shareholders of the Fund. The Committee may retain a search firm to identify candidates. Shareholders of the Fund who wish to recommend a person for nomination as a candidate for a position on the Fund's Board should mail such recommendation to the Fund, attention W. Scott Jardine, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532. Recommendations must include (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund shareholder); (b) a full description of the proposed candidate's background, including their education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate;
(d) information as to whether the candidate is an "interested person" (as such term is defined in the 1940 Act) and such other information that may be considered to impair the candidate's independence; and (e) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Committee is accepting recommendations, the recommendation will be forwarded to the Chairperson of the Committee and outside counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Committee is accepting recommendations at which point they may be considered for nomination.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST DEFINED PORTFOLIO FUND, LLC

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                         James A. Bowen, President, Chairman & Chief Executive Officer
                         (principal executive officer)

Date                       SEPTEMBER 1, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, President, Chairman & Chief Executive Officer
                          (principal executive officer)

Date                       SEPTEMBER 1, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date                       SEPTEMBER 1, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.